Employee Benefit Plans - Schedule of Defined Benefit Plan Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Wages and Salaries	$ 4,286	$ 4,345	$ 4,955
Social security contributions	1,940	2,049	2,250
Net service costs	42	68	75
Total	$ 6,268	$ 6,462	$ 7,280